Lease Accounting - Schedule of Other Information Related To Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ (30,833)	$ (36,118)	$ (35,510)
Financing cash flows from finance leases	(37,689)	(37,921)	(39,214)
Right-of-use assets obtained in exchange for lease obligations
Operating leases	24,614	11,186	6,244
Finance leases	$ 94,699	$ 38,989	$ 59,276
Weighted-average remaining lease term (years)
Operating leases	9 years 8 months 12 days	9 years 10 months 24 days	10 years 7 months 6 days
Finance leases	3 years 8 months 12 days	3 years 3 months 18 days	3 years 10 months 24 days
Weighted-average discount rate
Operating leases	3.00%	2.90%	2.80%
Finance leases	5.00%	4.70%	3.90%